RELATED PARTY TRANSACTIONS (Details Textual)						1 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	May 05, 2016 AUD	Feb. 04, 2016 shares	Feb. 04, 2015 USD ($) $ / shares shares	Dec. 10, 2014 shares	Dec. 09, 2014 shares	May 31, 2016 USD ($)	Jul. 02, 2014 USD ($) shares	Oct. 31, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)
Related Party Transaction [Line Items]
Due to Related Parties, Current									$ 33,943	$ 33,943	$ 35,108
Loans From Related Party									54,767	54,767	79,416
Debt Conversion, Converted Instrument, Shares Issued | shares				6,698,331	4,870,391		2,183,333
Debt Conversion, Converted Instrument, Amount							$ 139,680			0	152,285
Conversion of Stock, Amount Converted										1,253,318	71,370
Gains (Losses) on Extinguishment of Debt, Total										$ (670,893)	375,547
North Horizon Pty Ltd [Member]
Related Party Transaction [Line Items]
Lessor Leasing Arrangements, Operating Leases, Term of Contract	5 years									5 years
Operating Leases, Rent Expense, Minimum Rentals | AUD	AUD 39,600
Operating Leases, Future Minimum Payments Due | AUD	AUD 198,000
Goods And Service Tax						$ 3,600
Sylvia Nathanielsz [Member]
Related Party Transaction [Line Items]
Compensation									54,615
Nathanielsz [Member]
Related Party Transaction [Line Items]
Professional and Contract Services Expense								$ 13,632
Loans from Directors [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares			33,259,350
Debt Conversion, Converted Instrument, Amount			$ 24,000
Director [Member]
Related Party Transaction [Line Items]
Loans From Related Party									54,767	$ 54,767	79,416
Debt Conversion, Converted Instrument, Shares Issued | shares		17,654,470	17,654,470
Debt Conversion, Converted Instrument, Amount			$ 17,000
Director [Member] | Loans from Directors [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount			$ 41,000
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 0.0025
Conversion of Stock, Amount Converted			$ 127,284
Gains (Losses) on Extinguishment of Debt, Total			$ 86,455
Two Directors [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current									$ 33,943	33,943	$ 35,108
Chief Executive Officer [Member] | Deferred Bonus [Member]
Related Party Transaction [Line Items]
Officers' Compensation										200,000
Scientific Advisor [Member]
Related Party Transaction [Line Items]
Payments to Suppliers										859,767
Chief Medical Officer [Member]
Related Party Transaction [Line Items]
Payments to Suppliers										82,182
Board [Member]
Related Party Transaction [Line Items]
Payments to Suppliers										$ 14,093